                               MFS(R) Managed Sectors Fund
                                MFS(R) Cash Reserve Fund
                           MFS(R) Global Asset Allocation Fund
                                 MFS(R) Core Growth Fund
                           MFS(R) Convertible Securities Fund
                                  MFS(R) Blue Chip Fund
                           MFS(R) Science and Technology Fund
                                MFS(R) New Discovery Fund
                         MFS(R) Research Growth and Income Fund
                                MFS(R) Equity Income Fund
                           MFS(R) Research International Fund
                              MFS(R) Strategic Growth Fund
                              MFS(R) Large Cap Growth Fund
                               MFS(R) Emerging Growth Fund
                             MFS(R) Intermediate Income Fund
                               MFS(R) Charter Income Fund
                                 MFS(R) High Income Fund
                            MFS(R) Municipal High Income Fund
                          MFS(R) High Yield Opportunities Fund
                           MFS(R) Government Money Market Fund
                                MFS(R) Money Market Fund
                               MFS(R) Mid Cap Growth Fund
                               MFS(R) Municipal Bond Fund
                                  MFS(R) Research Fund
                                MFS(R) Total Return Fund
                         MFS(R) International Opportunities Fund
                       MFS(R) International Strategic Growth Fund
                             MFS(R) International Value Fund
                                  MFS(R) Utilities Fund
                             MFS(R) Global Total Return Fund
                                MFS(R) Global Equity Fund
                             MFS(R) Global Governments Fund
                            MFS(R) Capital Opportunities Fund
                              MFS(R) Strategic Income Fund
                                MFS(R) Global Growth Fund
                                    MFS(R) Bond Fund
                              MFS(R) Limited Maturity Fund
                         MFS(R) Municipal Limited Maturity Fund
                     MFS(R) Intermediate Investment Grade Bond Fund
                                MFS(R) Research Bond Fund
                                MFS(R) Mid Cap Value Fund
                               MFS(R) Large Cap Value Fund
                              MFS(R) High Quality Bond Fund
                             MFS(R) Government Mortgage Fund
                            MFS(R) International Growth Fund
                       MFS(R) International Growth and Income Fund
                         MFS(R)/F&C Emerging Markets Equity Fund
                               MFS(R) Strategic Value Fund
                               MFS(R) Small Cap Value Fund
                            MFS(R) Emerging Markets Debt Fund
                            MFS(R) Union Standard Equity Fund
                                  Vertex All Cap Fund
                                Vertex Contrarian Fund
                               Vertex U.S. All Cap Fund
                             Massachusetts Investors Trust
                       Massachusetts Investors Growth Stock Fund
                            MFS(R) Growth Opportunities Fund
                            MFS(R) Government Securities Fund
                         MFS(R) Government Limited Maturity Fund

                      Supplement to the Current Prospectus



In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                 The date of this Supplement is August 1, 1999.